Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Number of Potential Shares of Common Stock (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Number of Potential Shares of Common Stock [Line Items]
Total	506,401	491,875
Employee stock options [Member]
Schedule of Number of Potential Shares of Common Stock [Line Items]
Total	211,538	211,538
Convertible notes and interest [Member]
Schedule of Number of Potential Shares of Common Stock [Line Items]
Total	294,863	280,337